Data Compare Summary (Total)
Run Date - 10/14/2025 3:36:40 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	2,772	0.00%	2,772
City	0	2,772	0.00%	2,772
State	0	2,772	0.00%	2,772
Zip	0	2,772	0.00%	2,772
Borrower Last Name	0	2,772	0.00%	2,772
Note Date	1	1	100.00%	2,772
Original Loan Amount	1	27	3.70%	2,772
Amortization Term	1	27	3.70%	2,772
Original Interest Rate	1	2,772	0.04%	2,772
Representative FICO	0	2,772	0.00%	2,772
Lien Position	0	27	0.00%	2,772
Occupancy	0	2,772	0.00%	2,772
Purpose	0	2,772	0.00%	2,772
Index Type	0	1	0.00%	2,772
Margin	0	2,746	0.00%	2,772
Interest Rate Life Min	0	1	0.00%	2,772
Interest Rate Life Max	0	1	0.00%	2,772
Original CLTV	1	2,745	0.04%	2,772
LTV Valuation Value	0	1	0.00%	2,772
Investor: Qualifying Total Debt Ratio	3	2,772	0.11%	2,772
Borrower First Name	0	2,745	0.00%	2,772
Borrower SSN	0	2,745	0.00%	2,772
Line Limit	0	2,745	0.00%	2,772
Property Type	0	2,771	0.00%	2,772
Refi Purpose	0	2,769	0.00%	2,772
Balloon Flag	0	2,745	0.00%	2,772
Lender	0	2,745	0.00%	2,772
Product Description	0	2,745	0.00%	2,772
Originator Loan Designation	0	2,745	0.00%	2,772
PITIA Reserves Months	0	2,745	0.00%	2,772
Original HCLTV	0	142	0.00%	2,772
First Payment Date	0	26	0.00%	2,772
Maturity Date	0	26	0.00%	2,772
Interest Only	0	26	0.00%	2,772
# of Units	0	26	0.00%	2,772
Original LTV	1	26	3.85%	2,772
Borrower FTHB	0	26	0.00%	2,772
Total	9	61,095	0.01%	2,772